VIA EDGAR CORRESPONDENCE

March 21, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No.265 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 265 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 265 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of ClearBridge Small Cap Value Fund and ClearBridge Tactical Dividend Income Fund, each a series of the Trust (collectively, the “Funds”).

The Amendment is being filed to register Class IS shares of the Funds. The only changes made in the Amendment to the Funds’ current prospectuses and Statements of Additional Information are to add disclosure regarding Class IS shares to the fee table and expense example and to add disclosure about the characteristics of Class IS shares, including the eligibility and suitability considerations for the class. The disclosure regarding Class IS shares in the Amendment is substantially identical to the disclosure regarding that class in Post-Effective Amendment Nos. 251 and 252, which registered the newest series of the Trust, Legg Mason Batterymarch Managed Volatility International Dividend Fund and Legg Mason Batterymarch Managed Volatility Global Dividend Fund, respectively, which were filed on December 21, 2012 and became effective automatically on February 25, 2013. Accordingly, on behalf of the Trust, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on May 20, 2013 pursuant to Rule 485(a)(1) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

March 21, 2013

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP